Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Units outstanding	6,800,475
Limited Partners Common Units [Member] | Public [Member]
Units issued	240,000,000	23,000,000
Units outstanding	240,000,000	23,000,000
Limited Partners Class B Units [Member]
Units issued	8,000,000	0
Units outstanding	8,000,000	0
MPC [Member] | Limited Partners Common Units [Member]
Units issued	57,000,000	20,000,000
Units outstanding	57,000,000	20,000,000
MPC [Member] | Limited Partners Subordinated Units [Member]
Units issued	0	37,000,000
Units outstanding	0	37,000,000
MPC [Member] | General Partner [Member]
Units issued	7,000,000	2,000,000
Units outstanding	7,000,000	2,000,000